Fair Value Measurements - Schedule of Changes in Fair Value of Warrants Payable (Details) - Public and Private Placement Warrants - Warrants payable - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Jan. 06, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement, January 7, 2021	$ 0	$ 147,582
Mark-to-market adjustment	(66,214)
Warrants exercised	(81,283)
Warrants redeemed	(85)
Warrants payable balance, September 30, 2021	$ 0	$ 147,582